Accumulated other comprehensive income (loss), net of tax	6 Months Ended
Sep. 30, 2020
Accumulated other comprehensive income (loss), net of tax
8. Accumulated other comprehensive income (loss), net of tax
Changes in each component of Accumulated other comprehensive income (loss), net of tax (“AOCI”) for the six months ended September 30, 2019 and 2020 are as follows:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
AOCI, balance at beginning of period, previously reported	164,021	(9,494)
Cumulative effect of change in accounting principles (Note)	(1,052)	—
AOCI, balance at beginning of period, adjusted	162,969	(9,494)
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period	22,019	(19,592)
Unrealized holding gains (losses) during period	25,843	644
Less: reclassification adjustments for losses (gains) included in net income	(20,824)	754

Change during period	5,019	1,398

Balance at end of period	27,038	(18,194)

Foreign currency translation adjustments:
Balance at beginning of period, previously reported	(58,558)	(109,872)
Cumulative effect of change in accounting principles (Note)	(1,052)	—
Balance at beginning of period, adjusted	(59,610)	(109,872)
Foreign currency translation adjustments during period	(63,466)	(36,652)
Less: reclassification adjustments for losses (gains) included in net income	—	(409)

Change during period	(63,466)	(37,061)

Balance at end of period	(123,076)	(146,933)

Pension liability adjustments:
Balance at beginning of period	196,446	69,455
Unrealized gains (losses) during period	(1,720)	190,394
Less: reclassification adjustments for losses (gains) included in net income	(2,130)	672

Change during period	(3,850)	191,066

Balance at end of period	192,596	260,521

Own credit risk adjustments:
Balance at beginning of period	4,114	50,515
Unrealized gains (losses) during period	7,320	(9,340)
Less: reclassification adjustments for losses (gains) included in net income	(1,277)	(2,732)

Change during period	6,043	(12,072)

Balance at end of period	10,157	38,443

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(56,254)	143,331

AOCI, balance at end of period	106,715	133,837

Note:
The MHFG Group adopted ASU
No.2017-12,
“Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU
No.2017-12”)
on April 1, 2019 and the ASU
No.2017-12
eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.

The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2020:

	Six months ended September 30, 2020
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(1,065)	306	(759)	5	(754)	Investment gains (losses)-net Provision (credit) for credit losses
Foreign currency translation adjustments	409	—	409	—	409	Foreign exchange gains (losses)-net
Pension liability adjustments	(1,004)	321	(683)	11	(672)	Salaries and employee benefits
Own credit risk adjustments	4,111	(1,259)	2,852	(120)	2,732	Other noninterest income (expenses)

Total	2,451	(632)	1,819	(104)	1,715

Notes:
(1)	The financial statement li n e item in which the amounts in the B e fore tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.